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       Investments(R)







                                                 December 5, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust IV (the "Trust")
     (File Nos. 333-126384 and 811-21781)
     CIK No. 0001331854

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Trust's Class A, B, C shares prospectuses and Class Y shares prospectuses for each of the following series of the Trust: Pioneer Classic Balanced Fund, Pioneer Government Income Fund, Pioneer Treasury Reserves Fund; and the
Class 1, 2, 3 shares prospectus for Pioneer Institutional Money Market Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 4 to the Trust's registration statement on Form N-1A filed electronically with the Commission on November 26, 2008 (Accession No.0001331854-08-000005).

     If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4388.

                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes


cc:  Christopher J. Kelley
     Toby R. Serkin






Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit S.p.A. banking group."